Document and Entity Information Document	Aug. 02, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 02, 2023
Entity Registrant Name	Qorvo, Inc.
Entity Central Index Key	0001604778
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36801
Entity Tax Identification Number	46-5288992
Entity Address, Address Line One	7628 Thorndike Road
Entity Address, City or Town	Greensboro
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27409-9421
City Area Code	336
Local Phone Number	664-1233
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	QRVO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false